Income and expenses - Relationship tax expense and accounting profit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income and expenses
Profit (loss) before taxes	€ (1,178)	€ 13,736	€ (8,221)
Income tax at statutory rate of 25%	295	(3,432)	2,045
Effect of different local tax rate	39	12	529
Tax adjustments to the previous period	84	88	(231)
Non-deductible expenses	(431)	(354)	(584)
Research and development tax credits	177	398	375
Innovation income deduction		2,847
Non recognition of deferred tax asset	(1,706)	(407)	(723)
Recognition of previously unrecognized tax losses	548
Non-taxable income	406	350	503
Use of previous year's tax losses and tax credits for which no deferred tax assets was recognized	243	163	135
Taxes on other basis	(149)	(71)	(993)
Other	(481)	(185)	(28)
Income tax benefit (expense) as reported in the consolidated income statement	€ (975)	€ (591)	€ 1,028